Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amortized Cost And Fair Value Debt Securities [Abstract]
Sale proceeds	$ 8,686	$ 12,982
Gross realized gains	144	99
Gross realized losses	(89)	(59)
Gains from securities called or settled by the issuer	$ 149